Document and Entity Information	12 Months Ended
Mar. 31, 2020 shares
Entity Registrant Name	BONSO ELECTRONICS INTERNATIONAL INC
Entity Central Index Key	0000846546
Document Type	20-F
Document Period End Date	Mar. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-17601
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	K3
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Treasury Stock
Entity Common Stock, Shares Outstanding	921,739
Common Stock
Entity Common Stock, Shares Outstanding	5,828,205